Supplementary Financial Information (Schedule Of Estimated Aggregate Amortization Expenses) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
2018	$ 50
2019	47	$ 47
2020	45	44
2021	45	43
2022	$ 45	43
2023		$ 43